Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 182,315	$ 106,406
Government institutions	101,613	92,993
Derivative instruments	75,738	82,605
Premises evacuation building input index receivable	26,243	19,995
Cost to obtain	35,805	15,131
Other receivables	35,671	54,788
Total	$ 457,385	$ 371,918